Impairment charges / (reversals) (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Impairment Charges / (Reversals)
Impairment charges / (reversals) comprise:	2017	2016	2015
Impairment charges on financial assets, excluding receivables	74	117	95
Impairment reversals on financial assets, excluding receivables	(32)	(58)	(119)
Impairment charges and reversals on non-financial assets and receivables	-	36	1,275
Total	42	95	1,251

Summary of Impairment Charges on Financial Assets, Excluding Receivables

Impairment charges on financial assets, excluding receivables, from:	2017	2016	2015
Shares	2	1	4
Debt securities and money market instruments	17	53	32
Loans	50	23	37
Investments in associates	4	7	-
Investments in joint ventures	-	-	21
Other	-	33	-
Total	74	117	95

Summary of Impairment Reversals on Financial Assets, Excluding Receivables
Impairment reversals on financial assets, excluding receivables, from:	2017	2016	2015
Debt securities and money market instruments	(17)	(42)	(109)
Loans	(13)	(14)	(9)
Other	(2)	(2)	-
Total	(32)	(58)	(119)